Oil and Gas Assets	3 Months Ended
Jul. 31, 2012
Extractive Industries [Abstract]
Oil and Gas Assets

5.	Oil and Gas Assets:

The following table summarizes the oil and gas assets by project:

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7,100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	950,000	-	75,000	-	-	100,000	1,125,000

Disposition of asset	(12,719)	-	-	-	-	-	(12,719)

Balance July 31, 2012	$937,281	$-	$75,000	$-	$-	$100,000	$1,112,281

During the three months ended July 31, 2012, the Company sold assets for $12,719. The Company performed a test of oil and gas assets as of July 31, 2012, and concluded that no further impairments were necessary.

In conjunction with the Preferred B Option (note 11), for a period which is the latter of the Series B Preferred Shares (or the underlying investment rights to buy Series B Preferred Shares) being outstanding or August 28, 2011, Mega Partners 1, LLC (“MP1”), an entity controlled by a Director of the Company who was elected on September 7, 2012, will hold rights to acquire additional property interests as follows:

●	MP1 has the option to acquire up to a 20% proportionate interest in any of the Company’s properties outside of the Deerfield Area by paying a proportionate 133% of the Company’s costs-to-date in respect of such property.

●	MP1 has the option to participate with the Company in any future oil and gas property acquisitions for a proportionate 20% share of any such acquisitions.

(a)	Missouri

As of April 30, 2012, the Company determined it necessary to impair the oil and gas properties by $15,218,009. Management concluded that impairment was necessary after analyzing the current capitalization of the Company and analyzing the capital needs of each of the oil and gas projects. Management’s assessment was based on its lack of success in raising funds necessary to commercialize its assets. The Company impaired the assets to salvage values.

As of July 31, 2012, the Company performed an impairment analysis of the Company’s Missouri assets. The Company concluded that there was no change in salvage value as of July 31, 2012.

During the three months ended July 31, 2012, the company did not recognize any revenue from oil and gas sales. During the year ended April 30, 2012, the Company earned an average price of $76.75 per barrel of oil equivalent (boe and incurred operating expenses of $351.71 per. The Company’s 2012 depletion rate was $46.75 per boe.

(b)	Kentucky

The Company has a 37.5% working interest in the shallow rights and an additional 37.5% working interest in the deep rights in certain oil and gas leases totaling approximately 29,147 unproved net mineral acres (10,930 net acres).

During the three months ended July 31, 2012 and during the year ended April 30, 2012, the Company recorded an impairment charge of $nil and $100,000, respectively, on the Kentucky project as a result of the lack of development activity by the Farmee and the curtailment of Company plans to continue exploration on the project due to a lack of available capital. As a result of these factors and to help raise capital for other purposes the Company is seeking to depose of its interest in this property. To date no offers have been received on the property and the amount that may be ultimately realized is uncertain.

(c)	Montana

The Montana leasehold is in the Devils Basin prospect and totals 1,175 gross acres (881 net). Petro currently owns a 75% working interest in this prospect. Petro has no immediate plans to develop this property. On April 17, 2012 the Teton Prospect leases totaling 2,807 gross acres (1137 net) expired.

As of July 31, 2012, the Company performed an impairment analysis of the Company’s Montana assets. The assets had been written down to salvage value as of April 30, 2012. The Company concluded that there was no change in salvage value as of July 31, 2012.

(d)	Kansas

The Chetopa project consists of a 100% interest in two oil and gas leases covering 385 net mineral acres located two miles south of Chetopa, Kansas. The project was suspended in fiscal 2009. On April 2, 2012, the Company sold its suspended Chetopa pre-commercial heavy oil demonstration project including certain oil and gas equipment and a 100% interest in one oil and gas lease covering 320 net acres for cash consideration of $7,100 and for a royalty of $5 per bbl. on future production with a royalty cap of $1,000,000. One lease of 65 acres expired during the year ended April 30, 2012. During the three months ended July 31, 2012 and during the year ended April 30, 2012 the Company recorded an impairment charge of $nil and $91,114, respectively.

(e)	Texas

At April 30, 2012 all the Company’s Texas leases are expired. As of July 30, 2012, the Company maintains an asset retirement obligation of $208,280 with respect to five remaining wells and leases.

(f)	Other

Other property consists primarily of four used steam generators and related equipment that will be assigned to future projects. In March of 2012, the Company sold one of its five steam generators, located in Lloydminster, Alberta for cash consideration of $219,154. During the three months ended July 31, 2012 and during the year ended April 30, 2012, the Company recorded an impairment charge of $- and $971,043, respectively.